PREFERRED SHARES	12 Months Ended
Dec. 31, 2024
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
PREFERRED SHARES	PREFERRED SHARES

at December 31, 2024	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share[1,2]	Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into	Carrying Value December 31[3]
								2024	2023	2022
	(thousands)							(millions of Canadian $)

Cumulative First Preferred Shares
Series 1	18,424	4.94%	4	$1.23475	$25.00	December 31, 2029	Series 2	456	360	360
Series 2	3,576	Floating	5	Floating	$25.00	December 31, 2029	Series 1	83	179	179
Series 3	9,997	1.69%		$0.4235	$25.00	June 30, 2025	Series 4	246	246	246
Series 4	4,003	Floating	5	Floating	$25.00	June 30, 2025	Series 3	97	97	97
Series 5	12,071	1.95%		$0.48725	$25.00	January 30, 2026	Series 6	294	294	294
Series 6	1,929	Floating	5	Floating	$25.00	January 30, 2026	Series 5	48	48	48
Series 7	24,000	5.99%	4	$1.49625	$25.00	April 30, 2029	Series 8	589	589	589
Series 9	16,703	5.08%	4	$1.27	$25.00	October 30, 2029	Series 10	410	442	442
Series 10	1,297	Floating	5	Floating	$25.00	October 30, 2029	Series 9	32	—	—
Series 11	10,000	3.35%		$0.83775	$25.00	November 28, 2025	Series 12	244	244	244
								2,499	2,499	2,499
1Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), or 2.96 per cent (Series 12). These rates reset quarterly with the then current T-Bill rate.
2The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then Five-Year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), or 2.96 per cent (Series 11).
3Net of underwriting commissions and deferred income taxes.
4The fixed rate dividend for Series 1, Series 7 and Series 9 preferred shares increased from 3.48 per cent to 4.94 per cent on December 31, 2024, 3.90 per cent to 5.99 per cent on April 30, 2024 and from 3.76 per cent to 5.08 per cent on October 30, 2024, respectively, and is due to reset on every fifth anniversary thereafter. No Series 7 preferred shares were converted on the April 30, 2024 conversion date.
5The floating quarterly dividend rate for the Series 2 preferred shares is 5.40 per cent for the period starting December 31, 2024 to, but excluding, March 31, 2025. The floating quarterly dividend rate for the Series 4 preferred shares is 4.76 per cent for the period starting December 31, 2024 to, but excluding, March 31, 2025. The floating quarterly dividend rate for the Series 6 preferred shares is 5.52 per cent for the period starting October 30, 2024 to, but excluding, January 30, 2025 The floating quarterly dividend rate for the Series 10 preferred shares is 6.33 per cent for the period starting October 30, 2024 to, but excluding, January 30, 2025. These rates will reset each quarter going forward.
The holders of preferred shares are entitled to receive a fixed cumulative quarterly preferential dividend as and when declared by the Board with the exception of Series 2, Series 4, Series 6 and Series 10 preferred shares. The holders of Series 2, Series 4, Series 6 and Series 10 preferred shares are entitled to receive quarterly floating rate cumulative preferential dividends as and when declared by the Board. The holders will have the right, subject to certain conditions, to convert their first preferred shares of a specified series into first preferred shares of another specified series on the conversion option date and every fifth anniversary thereafter as indicated in the table above.
TC Energy may, at its option, redeem all or a portion of the outstanding preferred shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter. In addition, Series 2, Series 4, Series 6 and Series 10 preferred shares are redeemable by TC Energy at any time other than on a designated date for $25.50 per share plus all accrued and unpaid dividends on such redemption date.
On December 31, 2024, 42,200 Series 1 preferred shares were converted, on a one-for-one basis, into Series 2 preferred shares and 3,889,020 Series 2 preferred shares were converted, on a one-for-one basis, into Series 1 preferred shares.
On October 30, 2024, 1,297,203 Series 9 preferred shares were converted, on a one-for-one basis, into Series 10 preferred shares.
On May 31, 2022, TC Energy redeemed all 40,000,000 issued and outstanding Series 15 preferred shares at a redemption price of $25.00 per share and paid the final quarterly dividend of $0.30625 per Series 15 preferred share, for the period up to but excluding May 31, 2022. The Company used the proceeds from the March 2022 issuance of US$800 million of junior subordinated notes through the Trust to finance this preferred share redemption.